Note 26 - Called Up Share Capital (Tables)	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Share capital [Text Block]
	As at June 30
	2023	2022	2021
Allotted, called up and fully paid
Ordinary shares of $0.012 each	$307,815	$255,819	$222,074
Number allotted	25,651,140	21,318,118	18,506,064
Ordinary shares of $0.012 each	$307,815	$255,819	$222,074

Share outstanding [Text Block]
	Shares No.	Par value USD 000	Share premium USD 000	Total USD 000
At June 30, 2021	18,506,064	222	76,229	76,451
Conversion of Aevitas equity instruments 3	2,005,190	24	20,442	20,466
Capital raises 1	82,644	1	243	244
Other share issuance 4	42,000	1	217	218
Employee share scheme issues 2	682,220	8	2,287	2,295
At June 30, 2022	21,318,118	256	99,418	99,674
Capital raises [1]	4,230,770	51	5,449	5,500
Employee share scheme issues 2	102,252	1	151	152
At June 30, 2023	25,651,140	308	105,018	105,326